Expense Example - Short Precious Metals ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	807	1,458	3,205	281	1,101	1,938	4,107